Supplement dated May 1, 2014
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia International Bond Fund	3/1/2014
Effective May 31, 2014 (the "Effective Date"), the following changes are made to the Fund’s prospectus:
On the Effective Date, the Portfolio Managers listed under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jim Cielinski	Portfolio Manager and Global Head of Fixed Income	Lead manager	2013
Matthew Cobon	Portfolio Manager	Co-manager	2013
Zach Pandl	Senior Interest Rate Strategist and Senior Portfolio Manager	Co-manager	2014
Gene Tannuzzo, CFA	Senior Portfolio Manager	Co-manager	2014
On the Effective Date, the information about the Portfolio Managers under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jim Cielinski	Portfolio Manager and Global Head of Fixed Income	Lead manager	2013
Matthew Cobon	Portfolio Manager	Co-manager	2013
Zach Pandl	Senior Interest Rate Strategist and Senior Portfolio Manager	Co-manager	2014
Gene Tannuzzo, CFA	Senior Portfolio Manager	Co-manager	2014
Mr. Cielinski joined Threadneedle in 2010 as Head of Fixed Income. Prior to joining Threadneedle, Mr. Cielinski was Head of Global Credit – Investment Grade at Goldman Sachs. Mr. Cielinski began his investment career in 1983 and earned a B.S. in Finance from the University of Utah and an M.B.A. from New York University.
Mr. Cobon joined Threadneedle in 2011 as a fund manager. Prior to joining Threadneedle, he was the global head of currency fund management at Aberdeen Asset Management/Deutche Asset Management from 2001 to 2011. Mr. Cobon began his investment career in 1996 and earned a B.S. in Economics from the University of Warwick (U.K.).
Mr. Pandl joined the Investment Manager in 2012. Prior to 2012, Mr. Pandl was a senior economist at Goldman Sachs and was an economist at Nomura Securities from 2009-2011 and Lehman Brothers from 2006-2008. Mr. Pandl began his investment career in 2006 and earned a B.S. from the University of St. Thomas, Minnesota and an M.S. from New York University.
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. from University of Minnesota, Carlson School of Management.
Shareholders should retain this Supplement for future reference.
SUP169_10_002_(05/14)